intangible assets and goodwill - Business acquisition - pro forma disclosures (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Pro forma Information
Reported Operating revenues and other income	$ 4,946	$ 4,401	$ 9,910	$ 8,683
Reported Net income	196	$ 498	420	$ 902
Pro forma Operating revenues and other income	4,946		9,916
Pro forma Net income	$ 196		$ 420
Net income per Common Share
Reported Basic	$ 0.14	$ 0.34	$ 0.29	$ 0.62
Reported Diluted	0.14	$ 0.34	0.29	$ 0.62
Pro forma Basic	0.14		0.29
Pro forma Diluted	$ 0.14		$ 0.29
WillowTree
Pro forma Information
Reported Operating revenues and other income of acquiree	$ 61		$ 138
Reported Net income (loss) of acquiree	$ (41)		$ (69)